Other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Other receivables
Schedule of Other Receivables

	December 31,	December 31,
	2019	2020
	US$	US$
Henan Derun Real Estate Co. Ltd (“Henan Derun”)	124,436,299	139,364,804
Zhengzhou Jiahe Real Estate Co. Ltd (“Zhengzhou Jiahe”)	67,429,462	101,361,020
Zhengzhou Yongzhi Jianxin Meiyu Private Equity Fund (“Zhengzhou Yongzhi”)	—	24,521,449
Zhangjiakou Xingyuan City Construction Development Co., Ltd	19,696,568	—
Huzhou Xinhong Jingcheng Construction and Development Co., Ltd	16,369,944	—
Due from contractors	24,444,823	16,322,092
Others	34,923,080	54,271,287

Other receivables	287,300,176	335,840,652